Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Members Capital [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total	Total Members Capital [Member]
Balance at Dec. 31, 2022			$ 14,011,048			$ 14,011,048
Balance, shares at Dec. 31, 2022
Net income (loss)			2,181,108			2,181,108
Distributions			(7,396,896)			(7,396,896)
Balance at Dec. 31, 2023			8,795,260			8,795,260	$ 8,795,260
Balance, shares at Dec. 31, 2023
Distributions						(3,382,253)	(3,382,253)
Membership exchange for common stock (See Note 3)		$ 3,000		5,410,007			(5,413,007)
Membership exchanged for common stock, shares		3,000,000
Net loss					(81,133)	(81,133)
Balance at Mar. 31, 2024		$ 3,000		5,410,007	(81,133)	5,331,874
Balance, shares at Mar. 31, 2024		3,000,000
Balance at Dec. 31, 2023			8,795,260			8,795,260	8,795,260
Balance, shares at Dec. 31, 2023
Net income (loss)						(193,609)
Balance at Jun. 30, 2024		$ 3,000		5,410,007	(193,609)	5,219,398
Balance, shares at Jun. 30, 2024		3,000,000
Balance at Dec. 31, 2023			8,795,260			8,795,260	8,795,260
Balance, shares at Dec. 31, 2023
Net income (loss)					(2,293,648)	(2,293,648)
Distributions			(3,328,254)			(3,328,254)
Membership exchange for common stock (See Note 3)		$ 3,000	(5,467,006)	5,464,006
Membership exchanged for common stock, shares		3,000,000
Balance at Dec. 31, 2024		$ 3,000		5,464,006	(2,293,648)	3,173,358
Balance, shares at Dec. 31, 2024		3,000,000
Balance at Mar. 31, 2024		$ 3,000		5,410,007	(81,133)	5,331,874
Balance, shares at Mar. 31, 2024		3,000,000
Net income (loss)						(112,476)
Net loss					(112,476)	(112,476)
Balance at Jun. 30, 2024		$ 3,000		5,410,007	(193,609)	5,219,398
Balance, shares at Jun. 30, 2024		3,000,000
Balance at Dec. 31, 2024		$ 3,000		5,464,006	(2,293,648)	3,173,358
Balance, shares at Dec. 31, 2024		3,000,000
Net loss					(1,240,590)	(1,240,590)
Common stock issued in initial public offering, net of costs		$ 1,280		3,950,588		3,951,868
Common stock issued in intial public offering, net of costs, shares		1,280,000
Common stock issued in initial public offering (over allotment), net of costs		$ 164		591,956		592,120
Common stock isssued in intial public offering (over allotment), net of costs, shares		163,569
Stock based compensation				330,825		330,825
Balance at Mar. 31, 2025		$ 4,444		10,337,375	(3,534,238)	6,807,581
Balance, shares at Mar. 31, 2025		4,443,569
Balance at Dec. 31, 2024		$ 3,000		5,464,006	(2,293,648)	3,173,358
Balance, shares at Dec. 31, 2024		3,000,000
Net income (loss)						(2,641,986)
Common stock isssued in intial public offering (over allotment), net of costs, shares		37,500
Balance at Jun. 30, 2025		$ 4,482		10,756,439	(4,935,634)	5,825,287
Balance, shares at Jun. 30, 2025		4,481,069
Balance at Mar. 31, 2025		$ 4,444		10,337,375	(3,534,238)	6,807,581
Balance, shares at Mar. 31, 2025		4,443,569
Net income (loss)						(1,397,523)
Net loss					(1,397,523)	(1,397,523)
Stock based compensation				419,102		419,102
Immaterial revisions (See Note 2)					(3,873)	(3,873)
Restricted stock unit awards vesting		$ 38		(38)
Restricted stock unit awards vesting, shares		37,500
Balance at Jun. 30, 2025		$ 4,482		$ 10,756,439	$ (4,935,634)	$ 5,825,287
Balance, shares at Jun. 30, 2025		4,481,069